GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET	3 Months Ended
Mar. 31, 2024
Goodwill And Identifiable Intangible Assets Net
GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET

12.	GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET

The Company reviews goodwill for impairment on a reporting unit basis annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. During the three months ended March 31, 2024 and 2023, the Company determined there to be no impairment.